STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Preferred C stocks [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		$ 2,000	$ 2,000
Balance (in shares)		1,951,261	1,951,261	394,232
Issuance of Common stock, net of issuance costs				$ 0
Issuance of Common stock, net of issuance costs (in shares)				0
Issuance of Preferred C stock, net of issuance costs (in shares)				833,333
Issuance of warrants to Common stock				$ 0
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock				$ 1,000
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock (in shares)				683,651
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock				$ 2,000
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock (in shares)				1,508,001
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock				$ (2,000)
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock (in shares)				(2,128,868)
Conversion of Convertible Promissory Notes into Preferred C stock				$ 1,000
Conversion of Convertible Promissory Notes into Preferred C stock (in shares)				603,769
Issuance of warrants to consultant				$ 0
Issuance of warrants to consultant (in shares)				0
Issuance of Preferred C stock to a consultant (in shares)				57,143
Issuance of Common stock to a consultant				$ 0
Issuance of Common stock to a consultant (in shares)				0
Stock-based compensation related to options granted to consultants and employees				$ 0
Total comprehensive loss				0
Balance		$ 2,000	$ 2,000	$ 2,000
Balance (in shares)		1,951,261	1,951,261	1,951,261
Common stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		$ 2,000	$ 2,000
Balance (in shares)		2,632,710	2,611,328	163,580
Issuance of Common stocks upon exercise of options	[1]
Issuance of Common stocks upon exercise of options (in shares)			12,382
Issuance of Common stock, net of issuance costs (in shares)				216,667
Issuance of Preferred C stock, net of issuance costs				$ 0
Issuance of Preferred C stock, net of issuance costs (in shares)				0
Issuance of warrants to Common stock				$ 0
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock				$ 0
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock (in shares)				0
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock				$ 0
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock (in shares)				0
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock				$ 2,000
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock (in shares)				2,131,081
Conversion of Convertible Promissory Notes into Preferred C stock				$ 0
Conversion of Convertible Promissory Notes into Preferred C stock (in shares)				0
Issuance of warrants to consultant				$ 0
Issuance of warrants to consultant (in shares)				0
Issuance of Preferred C stock to a consultant				$ 0
Issuance of Preferred C stock to a consultant (in shares)				0
Issuance of Common stock to a consultant	[1]
Issuance of Common stock to a consultant (in shares)			9,000	100,000
Stock-based compensation related to options granted to consultants and employees				$ 0
Deemed dividend related to extension of February 2015 warrants to Common stock in January 2017
ASU 2016-09 adoption, Note 2t
Stock-based compensation related to restricted stocks granted to consultant
Total comprehensive loss				0
Balance		$ 2,000	$ 2,000	$ 2,000
Balance (in shares)		2,632,710	2,632,710	2,611,328
Additional paid-in capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		$ 20,073,000	$ 19,521,000	$ 11,234,000
Issuance of Common stocks upon exercise of options			33,000
Issuance of Common stock, net of issuance costs				511,000
Issuance of Preferred C stock, net of issuance costs				1,964,000
Issuance of warrants to Common stock		637,000		446,000
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock				1,358,000
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock				2,099,000
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock				0
Conversion of Convertible Promissory Notes into Preferred C stock				1,605,000
Issuance of warrants to consultant				84,000
Issuance of Common stock to a consultant
Stock-based compensation related to options granted to consultants and employees		536,000	459,000	220,000
Deemed dividend related to extension of February 2015 warrants to Common stock in January 2017		841,000
ASU 2016-09 adoption, Note 2t			11,000
Stock-based compensation related to restricted stocks granted to consultant			49,000
Total comprehensive loss				0
Balance		22,087,000	20,073,000	19,521,000
Accumulated deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance		(22,576,000)	(19,734,000)	(16,850,000)
Issuance of Common stocks upon exercise of options
Issuance of Common stock, net of issuance costs				0
Issuance of Preferred C stock, net of issuance costs				0
Issuance of warrants to Common stock				0
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock				0
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock				0
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock				0
Conversion of Convertible Promissory Notes into Preferred C stock				0
Issuance of warrants to consultant				0
Issuance of Preferred C stock to a consultant				0
Issuance of Common stock to a consultant				0
Stock-based compensation related to options granted to consultants and employees				0
Deemed dividend related to extension of February 2015 warrants to Common stock in January 2017		(841,000)
ASU 2016-09 adoption, Note 2t			(11,000)
Stock-based compensation related to restricted stocks granted to consultant
Total comprehensive loss		(1,725,000)	(2,831,000)	(2,884,000)
Balance		(25,142,000)	(22,576,000)	(19,734,000)
Balance		(2,499,000)	(209,000)	(5,616,000)
Issuance of Common stocks upon exercise of options			33,000
Issuance of Common stock, net of issuance costs				511,000
Issuance of Preferred C stock, net of issuance costs				1,964,000
Issuance of warrants to Common stock		637,000		446,000
Conversion of Promissory Notes into Preferred B-1 stock and Preferred C stock				1,359,000
Conversion of Promissory Notes into Preferred B-2 stock and Preferred C stock				2,101,000
Conversion of Preferred A-1, A-2, B-1 and B-2 stock into Common stock				0
Conversion of Convertible Promissory Notes into Preferred C stock				1,606,000
Issuance of warrants to consultant				84,000
Issuance of Common stock to a consultant				0
Stock-based compensation related to options granted to consultants and employees		536,000	459,000	220,000
Deemed dividend related to extension of February 2015 warrants to Common stock in January 2017
ASU 2016-09 adoption, Note 2t
Stock-based compensation related to restricted stocks granted to consultant			49,000
Total comprehensive loss		(1,725,000)	(2,831,000)	(2,884,000)
Balance		$ (3,051,000)	$ (2,499,000)	$ (209,000)

[1]	Represents an amount lower than $ 1.